Schedule of Investments (unaudited)
October 31, 2024
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified REITs — 1.6%
Essential Properties Realty Trust, Inc.	154,196	$ 4,886,471
Health Care REITs — 12.0%
Healthpeak Properties, Inc.	283,738	6,369,918
Omega Healthcare Investors, Inc.	123,875	5,260,971
PACS Group, Inc.(a)	78,271	3,340,606
Ventas, Inc.	141,155	9,244,241
Welltower, Inc.	101,820	13,733,482
		37,949,218
Hotel & Resort REITs — 2.3%
Host Hotels & Resorts, Inc.	61,335	1,057,415
Ryman Hospitality Properties, Inc.	58,660	6,279,553
		7,336,968
Industrial REITs — 11.5%
EastGroup Properties, Inc.	35,908	6,150,322
Lineage, Inc.(b)	56,815	4,206,583
Prologis, Inc.	127,837	14,437,911
Rexford Industrial Realty, Inc.	147,312	6,318,212
STAG Industrial, Inc.	140,876	5,251,857
		36,364,885
Office REITs — 3.2%
BXP, Inc.	80,130	6,455,273
Cousins Properties, Inc.	120,395	3,687,699
		10,142,972
Residential REITs — 12.5%
American Homes 4 Rent, Class A	171,340	6,038,022
AvalonBay Communities, Inc.	71,573	15,861,292
Mid-America Apartment Communities, Inc.	82,936	12,551,534
Sun Communities, Inc.	38,403	5,095,310
		39,546,158
Retail REITs — 13.2%
Agree Realty Corp.	109,359	8,119,906
Federal Realty Investment Trust	71,661	7,942,905
FrontView REIT, Inc.(a)	184,494	3,442,658
Regency Centers Corp.	125,231	8,946,503
Simon Property Group, Inc.	78,141	13,215,206
		41,667,178
Security	Shares	Value
Specialized REITs — 37.6%
American Tower Corp.	104,658	$ 22,348,669
Crown Castle, Inc.	37,590	4,040,549
CubeSmart	151,966	7,270,053
Digital Realty Trust, Inc.	40,686	7,251,466
EPR Properties	111,226	5,046,324
Equinix, Inc.	31,997	29,055,836
Extra Space Storage, Inc.	71,142	11,617,489
Lamar Advertising Co., Class A	24,272	3,203,904
Outfront Media, Inc.	72,756	1,292,147
PotlatchDeltic Corp.	86,008	3,575,353
Public Storage	4,187	1,377,774
SBA Communications Corp.	48,201	11,060,683
VICI Properties, Inc.	361,106	11,468,726
		118,608,973
Total Long-Term Investments — 93.9% (Cost: $236,804,262)		296,502,823
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	1,300,385	1,301,295
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(c)(d)	3,799,206	3,799,206
Total Short-Term Securities — 1.6% (Cost: $5,100,501)		5,100,501
Total Investments — 95.5% (Cost: $241,904,763)		301,603,324
Other Assets Less Liabilities — 4.5%		14,371,349
Net Assets — 100.0%		$ 315,974,673
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
October 31, 2024
BlackRock Real Estate Securities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,301,299(a)	$ —	$ (4)	$ —	$ 1,301,295	1,300,385	$ 358(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,398,799	400,407(a)	—	—	—	3,799,206	3,799,206	168,809	—
SL Liquidity Series, LLC, Money Market Series(c)	—	2(a)	—	(2)	—	—	—	429(b)	—
				$ (6)	$ —	$ 5,100,501		$ 169,596	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 296,502,823	$ —	$ —	$ 296,502,823
Short-Term Securities
Money Market Funds	5,100,501	—	—	5,100,501
	$ 301,603,324	$ —	$ —	$ 301,603,324
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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